CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (10,250)	$ (114,909)	$ 21,704
Adjustments to reconcile net income (loss) to net cash generated from operating activities:
Share-based compensation	8,820	14,082	7,218
Depreciation of property and equipment	25,247	25,923	27,589
Amortization of land use rights		812	372
Deferred tax benefits	(10,498)	(21,271)	(317)
Net allowance for doubtful accounts and loans receivable	8,784	24,598	32,614
Realized and unrealized loss (gain) related to investment securities	45,287	165,931	(3,254)
Impairment on investments			2,768
Amortization of loan origination costs	414		191
Amortization of transaction costs for structured note	136
Amortization of issuance costs and unamortized discount (premium) for convertible senior notes	(715)	1,665	1,797
Loss on disposal of property and equipment	2,257	985	5,571
Deemed rental expense (Note 19)	156	162	159
Allowance of doubtful accounts of commitment deposit			206
Compensation expenses related to investment in China Index Holding Limited ("CIH") (Note 5)	13,608
Foreign currency exchange gain, net	1,192
Reduction in the carrying amount of the right-of-use assets	2,511
Changes in operating assets and liabilities, net of effects of spinoff of CIH and disposal of subsidiaries:
Accounts receivable	(18,958)	(18,395)	(437)
Funds receivable	(3,021)	509	2,330
Prepayments and other current assets	(5,450)	3,405	9,405
Commitment deposits		5,608	816
Loans receivable, current			30,901
Loans receivable, non-current			14,800
Amounts due from related parties	(148)	167	(445)
Other non-current assets	(1,117)	(3,443)	5,644
Deferred revenue	12,604	12,644	30,260
Accrued expenses and other liabilities	2,660	(42,877)	(39,343)
Customers' refundable fees	1,082	(2,861)	(22,651)
Income tax payable	1,204	(294)	(1,685)
Amounts due to related parties	285
Other non-current liabilities	(6,831)	2,564	676
Net cash generated from operating activities	69,259	55,005	126,889
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of short-term investments	(249,937)	(721,703)	(383,064)
Proceeds from maturity and disposal of fixed-rate time deposits and trading securities	10,118	164,350	373,363
Proceeds from disposal of available-for-sale securities	166,032	595,363	13,931
Acquisition of property and equipment	(12,097)	(96,117)	(65,885)
Origination of loans receivable	(118,825)	(134,802)	(212,824)
Collection of loans receivable	181,767	149,545	86,931
Purchase of land use rights			(34,263)
Proceeds from government in connection of purchase of land use rights		14,368
Acquisition of long-term investments	(44,418)	(84,544)	(13,000)
Proceeds from disposal of property and equipment	10	230	5,755
Proceeds from disposal of equity investments with readily determinable fair value	10,347	6,645
Deposits for non-current assets			(55,456)
Net cash used in investing activities	(57,003)	(106,665)	(284,512)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of share options	21	2,974	4,785
Proceeds from short-term loans	2,396	36,327
Proceeds from long-term loans	71,215	66,843	111,475
Proceeds from issuance of short term bond	102,009
Purchase of structured note in connection with issuance of short term bond	(102,805)
Repayment of loans	(43,651)	(26,884)	(43,989)
Proceeds from disposal of subsidiaries, net of US$1,378 cash disposed	262
Redemption of convertible senior notes	(83,118)	(44,560)
Payment of loan origination costs	(528)		(302)
Cash disposed in connection with the spinoff of CIH	(19,917)
Net cash generated from (used in) financing activities	(74,116)	34,700	71,969
Exchange rate effect on cash, cash equivalents and restricted cash	(18,882)	(26,728)	29,302
Net decrease in cash, cash equivalents and restricted cash	(80,742)	(43,688)	(56,352)
Cash, cash equivalents and restricted cash at beginning of year	447,572	491,260	547,612
Cash, cash equivalents and restricted cash at end of year	366,830	447,572	491,260
Supplemental schedule of cash flow information:
Income tax paid	9,597	8,218	7,979
Interest paid	20,886	12,215	16,895
Acquisition of property and equipment through utilization of deposits	275	57,102	244,568
Acquisition of property and equipment included in accrued expenses and other liabilities	3,914	$ 10,438	6,121
Long-term investments received in settlement of funds receivable			$ 12,058
Shareholder contribution of call option (Note 5)	$ 693